Assets/Liabilities for Insurance Contracts - Assets Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [abstract]
Premiums Receivable	$ 1,857,975	$ 1,576,061
Credits with Reinsurers	1,996	873
Fees Receivables	7,770	5,056
Others	17,649	26,527
Total	$ 1,885,390	$ 1,608,517